ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Details) - USD ($) $ in Millions					1 Months Ended			2 Months Ended	12 Months Ended
		Jun. 07, 2021	May 24, 2021	May 12, 2021	Apr. 30, 2023	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Disclosure of analysis of other comprehensive income by item [line items]
Balance as									$ 21,673		$ 22,177		$ 14,668
Other comprehensive income (loss)									260		(62)		590
Issuance of class A shares of BIPC						$ 134	$ 502	$ 1,140			0	[1],[2]
Balance as									26,391		21,673		22,177
Tax rate effect from change in tax rate			19.00%		25.00%
Changes in tax rates or the imposition of new taxes									188		41		(20)
Canadian District Energy Operation
Disclosure of analysis of other comprehensive income by item [line items]
Reclassification adjustments on exchange differences on translation, net of tax		$ 9
Disposal of ownership interest, percentage		25.00%
U.S. district energy operation
Disclosure of analysis of other comprehensive income by item [line items]
Disposal of ownership interest, percentage		40.00%
U.K. regulated distribution operation
Disclosure of analysis of other comprehensive income by item [line items]
Reclassification adjustments on exchange differences on translation, net of tax				$ 12
UK, Canada and US Operations
Disclosure of analysis of other comprehensive income by item [line items]
Reclassification adjustments on exchange differences on translation, net of tax				$ 416
Chilean toll roads
Disclosure of analysis of other comprehensive income by item [line items]
Reclassification adjustments on exchange differences on translation, net of tax									$ 44
Disposal of ownership interest, percentage									33.00%
Colombian regulated distribution operation
Disclosure of analysis of other comprehensive income by item [line items]
Reclassification adjustments on exchange differences on translation, net of tax									$ 61
Disposal of ownership interest, percentage									17.00%
Texas electricity transmission project
Disclosure of analysis of other comprehensive income by item [line items]
Reclassification adjustments on exchange differences on translation, net of tax									$ 25
Disposal of ownership interest, percentage									11.00%
Accumulated Other Comprehensive Income
Disclosure of analysis of other comprehensive income by item [line items]
Changes in tax rates or the imposition of new taxes									$ 178
Increase (decrease) in accumulated deferred tax recognised in other comprehensive income due to change in tax rate									90
Limited Partners
Disclosure of analysis of other comprehensive income by item [line items]
Balance as									4,233		5,048		4,513
Other comprehensive income (loss)									138		(11)		246
Issuance of class A shares of BIPC	[1],[2]										(441)
Balance as									5,702		4,233		5,048
Limited Partners | Accumulated Other Comprehensive Income
Disclosure of analysis of other comprehensive income by item [line items]
Balance as									452	[3]	473	[4]	209
Other comprehensive income (loss)									138	[3]	(11)	[4]	246
Issuance of BIPC exchangeable LP units, value											18
Other items									(265)		(28)
Issuance of class A shares of BIPC									(2)		18	[1],[2],[4]
Balance as									323	[3]	452	[3]	473	[4]
Limited Partners | Revaluation Surplus
Disclosure of analysis of other comprehensive income by item [line items]
Balance as									1,015		899
Other comprehensive income (loss)									31		175
Issuance of BIPC exchangeable LP units, value											0
Other items									(265)		(59)
Issuance of class A shares of BIPC									(108)
Balance as									673		1,015		899
Limited Partners | Foreign Currency Translation
Disclosure of analysis of other comprehensive income by item [line items]
Balance as									(1,562)		(1,324)
Other comprehensive income (loss)									(168)		(287)
Issuance of BIPC exchangeable LP units, value											18
Other items									0		31
Issuance of class A shares of BIPC									267
Balance as									(1,463)		(1,562)		(1,324)
Limited Partners | Net Investment Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as									37		30
Other comprehensive income (loss)									(2)		7
Issuance of BIPC exchangeable LP units, value											0
Other items									0		0
Issuance of class A shares of BIPC									(8)
Balance as									27		37		30
Limited Partners | Cash Flow Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as									(14)		(82)
Other comprehensive income (loss)									59		68
Issuance of BIPC exchangeable LP units, value											0
Other items									0		0
Issuance of class A shares of BIPC									11
Balance as									56		(14)		(82)
Limited Partners | Marketable Securities
Disclosure of analysis of other comprehensive income by item [line items]
Balance as									39		0
Other comprehensive income (loss)									98		39
Issuance of BIPC exchangeable LP units, value											0
Other items									0		0
Issuance of class A shares of BIPC									(12)
Balance as									125		39		0
Limited Partners | Unrealized Actuarial (Losses) Gains
Disclosure of analysis of other comprehensive income by item [line items]
Balance as									(36)		(18)
Other comprehensive income (loss)									21		(18)
Issuance of BIPC exchangeable LP units, value											0
Other items									0		0
Issuance of class A shares of BIPC									5
Balance as									(10)		(36)		(18)
Limited Partners | Equity accounted investments
Disclosure of analysis of other comprehensive income by item [line items]
Balance as									973		968
Other comprehensive income (loss)									99		5
Issuance of BIPC exchangeable LP units, value											0
Other items									0		0
Issuance of class A shares of BIPC									(157)
Balance as									915		973		968
General Partner
Disclosure of analysis of other comprehensive income by item [line items]
Balance as									19		24		22
Other comprehensive income (loss)											(1)		1
Issuance of class A shares of BIPC	[1],[2]										(2)
Balance as									31		19		24
General Partner | Accumulated Other Comprehensive Income
Disclosure of analysis of other comprehensive income by item [line items]
Balance as									3		4
Other comprehensive income (loss)									0		(1)
Issuance of class A shares of BIPC									(1)
Balance as									2		3		4
General Partner | Revaluation Surplus
Disclosure of analysis of other comprehensive income by item [line items]
Balance as									7		6
Other comprehensive income (loss)									0		1
Issuance of class A shares of BIPC									(3)
Balance as									4		7		6
General Partner | Foreign Currency Translation
Disclosure of analysis of other comprehensive income by item [line items]
Balance as									(12)		(9)
Other comprehensive income (loss)									(1)		(3)
Issuance of class A shares of BIPC									5
Balance as									(8)		(12)		(9)
General Partner | Net Investment Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as									2		2
Other comprehensive income (loss)									0		0
Issuance of class A shares of BIPC									(2)
Balance as									0		2		2
General Partner | Cash Flow Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as									1		0
Other comprehensive income (loss)									0		1
Issuance of class A shares of BIPC									(1)
Balance as									0		1		0
General Partner | Marketable Securities
Disclosure of analysis of other comprehensive income by item [line items]
Balance as									0		0
Other comprehensive income (loss)									0		0
Issuance of class A shares of BIPC									1
Balance as									1		0		0
General Partner | Unrealized Actuarial (Losses) Gains
Disclosure of analysis of other comprehensive income by item [line items]
Balance as									0		0
Other comprehensive income (loss)									0		0
Issuance of class A shares of BIPC
Balance as									0		0		0
General Partner | Equity accounted investments
Disclosure of analysis of other comprehensive income by item [line items]
Balance as									5		5
Other comprehensive income (loss)									1		0
Issuance of class A shares of BIPC									(1)
Balance as									5		5		5
Non-controlling Interest - Redeemable Partnership Units
Disclosure of analysis of other comprehensive income by item [line items]
Balance as									1,687		2,039		1,823
Other comprehensive income (loss)									58		(7)		103
Issuance of class A shares of BIPC	[1],[2]										(183)
Balance as									2,408		1,687		2,039
Non-controlling Interest - Redeemable Partnership Units | Accumulated Other Comprehensive Income
Disclosure of analysis of other comprehensive income by item [line items]
Balance as									209	[3]	223	[4]	112
Other comprehensive income (loss)									58	[3]	(7)	[4]	103
Issuance of BIPC exchangeable LP units, value											5
Other items									(109)		(12)
Issuance of class A shares of BIPC									(21)		5	[1],[2],[4]
Balance as									137	[3]	209	[3]	223	[4]
Non-controlling Interest - Redeemable Partnership Units | Revaluation Surplus
Disclosure of analysis of other comprehensive income by item [line items]
Balance as									438		391
Other comprehensive income (loss)									13		72
Issuance of BIPC exchangeable LP units, value											0
Other items									(109)		(25)
Issuance of class A shares of BIPC									(59)
Balance as									283		438		391
Non-controlling Interest - Redeemable Partnership Units | Foreign Currency Translation
Disclosure of analysis of other comprehensive income by item [line items]
Balance as									(647)		(546)
Other comprehensive income (loss)									(68)		(119)
Issuance of BIPC exchangeable LP units, value											5
Other items									0		13
Issuance of class A shares of BIPC									99
Balance as									(616)		(647)		(546)
Non-controlling Interest - Redeemable Partnership Units | Net Investment Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as									17		14
Other comprehensive income (loss)									(1)		3
Issuance of BIPC exchangeable LP units, value											0
Other items									0		0
Issuance of class A shares of BIPC									(4)
Balance as									12		17		14
Non-controlling Interest - Redeemable Partnership Units | Cash Flow Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as									(9)		(37)
Other comprehensive income (loss)									25		28
Issuance of BIPC exchangeable LP units, value											0
Other items									0		0
Issuance of class A shares of BIPC									8
Balance as									24		(9)		(37)
Non-controlling Interest - Redeemable Partnership Units | Marketable Securities
Disclosure of analysis of other comprehensive income by item [line items]
Balance as									13		(2)
Other comprehensive income (loss)									40		15
Issuance of BIPC exchangeable LP units, value											0
Other items									0		0
Issuance of class A shares of BIPC									0
Balance as									53		13		(2)
Non-controlling Interest - Redeemable Partnership Units | Unrealized Actuarial (Losses) Gains
Disclosure of analysis of other comprehensive income by item [line items]
Balance as									(12)		(4)
Other comprehensive income (loss)									8		(8)
Issuance of BIPC exchangeable LP units, value											0
Other items									0		0
Issuance of class A shares of BIPC									(2)
Balance as									(6)		(12)		(4)
Non-controlling Interest - Redeemable Partnership Units | Equity accounted investments
Disclosure of analysis of other comprehensive income by item [line items]
Balance as									409		407
Other comprehensive income (loss)									41		2
Issuance of BIPC exchangeable LP units, value											0
Other items									0		0
Issuance of class A shares of BIPC									(63)
Balance as									387		409		407
Non-controlling interest— BIPC exchangeable shares
Disclosure of analysis of other comprehensive income by item [line items]
Reclassification adjustments on exchange differences on translation, net of tax									23
Non-controlling interest— BIPC exchangeable shares | Accumulated Other Comprehensive Income
Disclosure of analysis of other comprehensive income by item [line items]
Balance as									62		0
Other comprehensive income (loss)									30		87
Issuance of BIPC exchangeable LP units, value											(23)
Other items									(42)		(2)
Issuance of class A shares of BIPC									27
Balance as									77		62		0
Non-controlling interest— BIPC exchangeable shares | Revaluation Surplus
Disclosure of analysis of other comprehensive income by item [line items]
Balance as									27		0
Other comprehensive income (loss)									11		29
Issuance of BIPC exchangeable LP units, value											0
Other items									(42)		(2)
Issuance of class A shares of BIPC									165
Balance as									161		27		0
Non-controlling interest— BIPC exchangeable shares | Foreign Currency Translation
Disclosure of analysis of other comprehensive income by item [line items]
Balance as									28		0
Other comprehensive income (loss)									(31)		51
Issuance of BIPC exchangeable LP units, value											(23)
Other items									0		0
Issuance of class A shares of BIPC									(348)
Balance as									(351)		28		0
Non-controlling interest— BIPC exchangeable shares | Net Investment Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as									(6)		0
Other comprehensive income (loss)									0		(6)
Issuance of BIPC exchangeable LP units, value											0
Other items									0		0
Issuance of class A shares of BIPC									13
Balance as									7		(6)		0
Non-controlling interest— BIPC exchangeable shares | Cash Flow Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as									22		0
Other comprehensive income (loss)									10		22
Issuance of BIPC exchangeable LP units, value											0
Other items									0		0
Issuance of class A shares of BIPC									(19)
Balance as									13		22		0
Non-controlling interest— BIPC exchangeable shares | Marketable Securities
Disclosure of analysis of other comprehensive income by item [line items]
Balance as									5		0
Other comprehensive income (loss)									15		5
Issuance of BIPC exchangeable LP units, value											0
Other items									0		0
Issuance of class A shares of BIPC									10
Balance as									30		5		0
Non-controlling interest— BIPC exchangeable shares | Unrealized Actuarial (Losses) Gains
Disclosure of analysis of other comprehensive income by item [line items]
Balance as									(3)		0
Other comprehensive income (loss)									4		(3)
Issuance of BIPC exchangeable LP units, value											0
Other items									0		0
Issuance of class A shares of BIPC									(3)
Balance as									(2)		(3)		0
Non-controlling interest— BIPC exchangeable shares | Equity accounted investments
Disclosure of analysis of other comprehensive income by item [line items]
Balance as									(11)		0
Other comprehensive income (loss)									21		(11)
Issuance of BIPC exchangeable LP units, value											0
Other items									0		0
Issuance of class A shares of BIPC									209
Balance as									219		(11)		0
Non-controlling Interest - Exchange LP Units, equity | Accumulated Other Comprehensive Income
Disclosure of analysis of other comprehensive income by item [line items]
Balance as									5		5
Other comprehensive income (loss)									1		0
Issuance of BIPC exchangeable LP units, value									(2)
Other items									0
Balance as									4		5		5
Non-controlling Interest - Exchange LP Units, equity | Revaluation Surplus
Disclosure of analysis of other comprehensive income by item [line items]
Balance as									4		3
Other comprehensive income (loss)									1		1
Issuance of BIPC exchangeable LP units, value									5
Other items									0
Balance as									10		4		3
Non-controlling Interest - Exchange LP Units, equity | Foreign Currency Translation
Disclosure of analysis of other comprehensive income by item [line items]
Balance as									(1)		1
Other comprehensive income (loss)									(1)		(2)
Issuance of BIPC exchangeable LP units, value									(22)
Other items									0
Balance as									(24)		(1)		1
Non-controlling Interest - Exchange LP Units, equity | Net Investment Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as									0		0
Other comprehensive income (loss)									0		0
Issuance of BIPC exchangeable LP units, value									1
Other items									0
Balance as									1		0		0
Non-controlling Interest - Exchange LP Units, equity | Cash Flow Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as									0		(1)
Other comprehensive income (loss)									0		1
Issuance of BIPC exchangeable LP units, value									1
Other items									0
Balance as									1		0		(1)
Non-controlling Interest - Exchange LP Units, equity | Marketable Securities
Disclosure of analysis of other comprehensive income by item [line items]
Balance as									0		0
Other comprehensive income (loss)									0		0
Issuance of BIPC exchangeable LP units, value									1
Other items									0
Balance as									1		0		0
Non-controlling Interest - Exchange LP Units, equity | Unrealized Actuarial (Losses) Gains
Disclosure of analysis of other comprehensive income by item [line items]
Balance as									0		0
Other comprehensive income (loss)									0		0
Issuance of BIPC exchangeable LP units, value									0
Other items									0
Balance as									0		0		0
Non-controlling Interest - Exchange LP Units, equity | Equity accounted investments
Disclosure of analysis of other comprehensive income by item [line items]
Balance as									2		2
Other comprehensive income (loss)									1		0
Issuance of BIPC exchangeable LP units, value									12
Other items									0
Balance as									$ 15		$ 2		$ 2

[1]	Refer to Note 1, Organization and Description of the Business.
[2]	Refer to Note 27, Partnership Capital.
[3]	Refer to Note 28, Accumulated Other Comprehensive Income (Loss).
[4]	Refer to Note 28, Accumulated Other Comprehensive Income (Loss).